Segments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of entity's operating segments [text block] [Abstract]
Schedule of operating results of the group
	Year ended December 31, 2021
	Corporate	E-commerce	Online	Others	Adjustments and eliminations	Total
	USD in thousands

External revenue	2,400	6,509	1,185	24	-	10,118

Segment results - operating income (loss)	(2,271)	(932)	(3,229)*	(3,531)**	68	(9,895)

Non-operating income	2,509	-	-	494	11,390	14,393

Finance income (loss)	555	(629)	(206)	(15)	(52)	(347)

Profit ( Loss) before taxes on income	793	(1,561)	(3,435)	(3,052)	11,406	4,151

Tax benefit (expense) on income	-	21	-	-	(126)	(105)

Segment results - profit (loss)	793	(1,540)	(3,435)	(3,052)	11,280	4,046

*	Includes equity loss of USD 823 thousands in relation to Gix. For the operating results of Gix, refer to Note 3f.

**	Includes equity loss of USD 1,402 thousands in relation to ScoutCam. For the operating results of Scoutcam,refer to Note 3c.

	Year ended December 31, 2021
	Corporate	E-commerce	Online	Others	Adjustments and eliminations	Total
	USD in thousands

Total segments’ assets	33,695	7,412	9,357*	11,692**	(2,926)	59,730

Total segments’ liabilities	(1,571)	(6,159)	(4,282)	(399)	4,114	(8,297)

*	Includes an investment accounted for using the equity method of USD 4,867 thousand in relation to Gix. For additional information in relation to assets and liabilities of Gix refer to Note 3f.

**	Includes an investment accounted for using the equity method of USD 10,735 thousand in relation to ScoutCam. For additional information in relation to assets and liabilities of ScoutCam refer to Note 3c.